Consolidated Statements of Partners' Capital - USD ($) $ in Thousands		Total		Common Unitholders Public [Member]	Common Unitholder Valero [Member]	Subordinated Unitholder Valero [Member]	General Partner Valero [Member]	Net Investment [Member]
Beginning balance at Dec. 31, 2011	[1]	$ 477,442		$ 0	$ 0	$ 0	$ 0	$ 477,442
Consolidated Statements of Partners' Capital
Net income (loss) attributable to Predecessor	[1]	13,138		0	0	0	0	13,138
Net income attributable to partners	[1]	0
Net transfers from Valero Energy Corporation (a)	[1]	18,820		0	0	0	0	18,820
Ending balance at Dec. 31, 2012	[1]	509,400		0	0	0	0	509,400
Consolidated Statements of Partners' Capital
Net income (loss) attributable to Predecessor	[1]	20,474		0	0	0	0	20,474
Net income attributable to partners		2,041	[1]	599	401	1,000	41	0
Net transfers from Valero Energy Corporation (a)	[1]	65,432		0	0	0	0	65,432
Prefunding of capital projects by Valero Energy Corporation		3,500		0	0	0	0	3,500
Allocation of net investment to unitholders		0		0	75,597	188,601	6,126	(270,324)
Proceeds from initial public offering, net of offering costs		369,226		369,226	0	0	0	0
Ending balance at Dec. 31, 2013	[1]	970,073		369,825	75,998	189,601	6,167	328,482
Consolidated Statements of Partners' Capital
Net income (loss) attributable to Predecessor	[1]	(40,074)		0	0	0	0	(40,074)
Net income attributable to partners		59,281	[1]	17,346	11,605	28,951	1,379	0
Net transfers from Valero Energy Corporation (a)	[1]	87,399		0	0	0	0	87,399
Allocation of Valero Energy Corporation’s net investment in the Texas Crude Systems Business		0		0	22,276	55,572	2,268	(80,116)
Consideration paid to Valero Energy Corporation for the Texas Crude Systems Business		(154,000)		0	(42,818)	(106,822)	(4,360)	0
Cash distributions to unitholders		(41,833)		(12,281)	(8,217)	(20,498)	(837)	0
Distribution equivalent right payments		(4)		(4)	0	0	0	0
Unit-based compensation		68		68	0	0	0	0
Ending balance at Dec. 31, 2014	[2]	$ 880,910		$ 374,954	$ 58,844	$ 146,804	$ 4,617	$ 295,691

[1]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.